BUSINESS COMBINATION - Fair values of the assets acquired and liabilities (Details) - Vimeo Inc. - USD ($) $ in Thousands	May 28, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill		$ 219,337	$ 219,337	$ 219,374	$ 77,152
Magisto
Business Acquisition [Line Items]
Total cash consideration	$ 168,000
Accounts receivable	3,190
Other current assets	611
Goodwill	142,185
Intangible assets with definite lives	25,900
Total assets	171,886
Other current liabilities	(3,845)
Net assets acquired	$ 168,041